Earnings per share (Detail Textuals) (Warrants and options)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Warrants and options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants excluded from the diluted earnings per share calculation	3,916,038	3,917,704